John Hancock
Infrastructure Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 96.3%		$458,836,137
(Cost $400,787,495)
Brazil 0.8%		3,692,972
Cia de Saneamento Basico do Estado de Sao Paulo	274,150	2,047,832
Cia de Saneamento do Parana	412,900	1,645,140
Canada 8.7%		41,235,945
Canadian National Railway Company	150,840	15,278,042
Enbridge, Inc.	392,646	13,191,063
TC Energy Corp.	297,858	12,766,840
China 10.1%		48,031,230
China Longyuan Power Group Corp., Ltd., H Shares	23,015,925	33,691,387
ENN Energy Holdings, Ltd.	929,805	14,339,843
France 7.9%		37,888,935
Engie SA (A)	1,364,019	21,168,567
Vinci SA	180,316	16,720,368
Germany 3.1%		14,935,831
E.ON SE	1,411,900	14,935,831
Hong Kong 2.6%		12,606,427
Beijing Enterprises Holdings, Ltd.	2,225,510	7,274,781
Guangdong Investment, Ltd.	3,044,106	5,331,646
Italy 3.2%		15,275,505
Enel SpA	1,540,182	15,275,505
Japan 5.7%		27,139,126
Japan Airport Terminal Company, Ltd.	214,836	11,302,324
KDDI Corp.	538,800	15,836,802
Spain 6.9%		32,830,392
Cellnex Telecom SA (A)(B)	260,832	15,280,524
Iberdrola SA	1,278,732	17,312,986
Iberdrola SA, Interim Shares (A)	17,496	236,882
United Kingdom 3.3%		15,763,344
National Grid PLC	1,357,073	15,763,344
United States 44.0%		209,436,430
American Electric Power Company, Inc.	73,161	5,919,457
American Tower Corp.	49,260	11,199,754
Avangrid, Inc.	255,058	11,801,534
Berkshire Hathaway, Inc., Class B (A)	59,764	13,618,423
CenterPoint Energy, Inc.	620,500	13,086,345
Charter Communications, Inc., Class A (A)	28,945	17,585,824
Comcast Corp., Class A	392,310	19,446,807
Digital Realty Trust, Inc.	71,619	10,309,555
Duke Energy Corp.	158,191	14,869,954
Edison International	256,521	14,919,261
Exelon Corp.	387,078	16,086,962
FirstEnergy Corp.	386,509	11,889,017
Medical Properties Trust, Inc.	797,381	16,832,713
Pinnacle West Capital Corp.	125,046	9,409,712
Sempra Energy	104,148	12,889,356
UGI Corp.	265,956	9,571,756

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 3.2%		$15,300,000
(Cost $15,300,000)
Repurchase agreement 3.2%		15,300,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-29-21 at 0.040% to be repurchased at $15,300,051 on 2-1-21, collateralized by $13,796,200 U.S. Treasury Bonds, 2.375% due 11-15-49 (valued at $15,606,035)	15,300,000	15,300,000

Total investments (Cost $416,087,495) 99.5%	$474,136,137
Other assets and liabilities, net 0.5%	2,235,997
Total net assets 100.0%	$476,372,134

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Utilities	56.6%
Communication services	14.3%
Industrials	9.1%
Real estate	8.0%
Energy	5.4%
Financials	2.9%
Short-term investments and other	3.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$3,692,972	$3,692,972	—	—
Canada	41,235,945	41,235,945	—	—
China	48,031,230	—	$48,031,230	—
France	37,888,935	—	37,888,935	—
Germany	14,935,831	—	14,935,831	—
Hong Kong	12,606,427	—	12,606,427	—
Italy	15,275,505	—	15,275,505	—
Japan	27,139,126	—	27,139,126	—
Spain	32,830,392	—	32,830,392	—
United Kingdom	15,763,344	—	15,763,344	—
United States	209,436,430	209,436,430	—	—
Short-term investments	15,300,000	—	15,300,000	—
Total investments in securities	$474,136,137	$254,365,347	$219,770,790	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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